Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss for the period	$ (3,163)	$ (3,331)	$ (7,525)	$ (7,380)
Adjustments to reconcile loss to net cash used in operating activities	(808)	803	1,761	1,603
Total net cash used in operating activities	(3,971)	(2,528)	(5,764)	(5,777)
Cash flows from investing activities:
Changes in short-term deposits	(3,343)	(2,892)	(23,296)	(1,896)
Proceed from sales of marketable securities		68		68
Purchase of fixed assets	(42)	(3)	(61)	(9)
Total net cash used in investing activities	(3,385)	(2,827)	(23,357)	(1,837)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance expenses		13,082	13,508	13,082
Proceeds from exercise of warrants			595
Proceeds from exercise of options			57
Total net cash provided by financing activities		13,082	14,160	13,082
Effect of exchange rate changes on cash and cash equivalents	(126)	1	72	17
Increase (decrease) in cash, cash equivalents and restricted cash	(7,482)	7,728	(14,889)	5,485
Cash, cash equivalents and restricted cash at the beginning of the period	31,365	2,584	38,772	4,827
Cash, cash equivalents and restricted cash at end of the period	23,883	10,312	23,883	10,312
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	502	195	1,663	350
Depreciation	36	65	80	131
Equity in loss of an affiliated company		598		1,344
Revaluation of marketable securities	4	(16)	31	(59)
Exchange rate changes on cash and cash equivalents	126	(1)	(72)	(17)
Changes in assets and liabilities:
Decrease (increase) in other receivables	(52)	41	(123)	302
Increase (decrease) in trade payables	53	(71)	(171)	(404)
Change in operating lease liability	43	31	(122)	(17)
Increase (decrease) in other accounts payable	(1,520)	(39)	475	(27)
Adjustments to reconcile loss to net cash used in operating activities	(808)	803	1,761	1,603
Non-cash activities
Accrued issuance expenses		153		153
Operating leases
Cash payments for operating leases	111	110	219	221
New operating lease assets obtained in exchange for operating lease liabilities		$ 33	$ 972	$ 64